UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:



/s/ David J. Breazzano     Wellesley, MA        February 13, 2006

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	27
Form 13F Information Table Value Total:      	135,895
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE INTL INC	COM	018772103	559	143,400	SH		SOLE		143,400
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	31,987	32,350	SH		SOLE		32,350
BCE INC	COM	05534B109	2,397	100,000	SH		SOLE		100,000
CABLEVISION SYS CORP	CL A
	NY CABLVS	12686C109	939	40,000	SH		SOLE		40,000
CARRIAGE SVCS INC	COM	143905107	1,207	241,400	SH		SOLE		241,400
CENTENNIAL COMM CORP N	CL A NEW	15133V208	786	50,643	SH		SOLE		50,643
CHARTER COMMUNICATIONS
CORP INC D	CL A	16117M107	366	300,000	SH		SOLE		300,000
COMPASS MINERAL INTL INC	COM	20451N101	4,049	165,000	SH		SOLE		165,000
DOMTAR INC.	COM	257561100	216	37,500	SH		SOLE		37,500
DYNEGY INCL NEW	CL A	26816Q101	2,420	500,000	SH		SOLE		500,000
FRIENDLY ICE CREAM CORP	COM	358497105	2,229	259,200	SH		SOLE		 259,200
GAMING PARTNERS INTL CORP	COM	36467A107	605	54,135	SH		SOLE		54,135
GREAT WOLF RESORTS INC	COM	391523107	2,681	260,000	SH		SOLE		260,000
ISLE OF CAPRI CASINOS INC	COM	464592104	4,872	200,000	SH		SOLE		200,000
LEARNING CARE	COM	52200L102	724	97,215	SH		SOLE		97,215
LODGENET ENTMT CORP	COM	540211109	5,576	400,000	SH		SOLE		400,000
MTR GAMING GROUP INC	COM	553769100	10,150	975,000	SH		SOLE		975,000
METRETEK TECHNOLOGIES INC	COM	59159Q107	9,760	1,090,469	SH		SOLE		1,090,469
MULTIMEDIA GAMES INC	COM	625453105	925	100,000	SH		SOLE		100,000
NORTHWESTERN  CORP	COM NEW	668074305	8,544	275,000	SH		SOLE		275,000
PIONEER COS INC	COM NEW	723643300	7,493	250,000	SH		SOLE		250,000
PRESTIGE BRANDS HLDS INC	COM	74112D101	3,125	250,000	SH		SOLE		250,000
RADIOLOGIX INC	COM	75040K109	4,313	1,414,100	SH		SOLE		1,414,100
RES-CARE INC	COM	760943100	6,080	350,000	SH		SOLE		350,000
SR TELECOM INC	COM NEW	78464P208	1,887	15,789,217	SH		SOLE		15,789,217
SUNTERRA CORP	COM NEW	86787D208	21,138	1,486,486	SH		SOLE		1,486,486
YOUBET COM INC	COM	987413101	867	183,301	SH		SOLE		183,301
GRAND TOTAL	135,895	25,044,416	25,044,416


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